Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands					12 Months Ended
	Mar. 31, 2021	Feb. 12, 2021	Nov. 30, 2020	May 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 27, 2020
Related Party Transaction [Line Items]
Fair value of the shares purchased						$ 14,000
Interest rate						2.00%
Repurchases of common stock from related parties financed by promissory notes						$ 9,074
Percentage of principal amount discounted						19.00%
Line of credit non current outstanding	$ 400,000
Affiliated Entity [Member] | K K R Capital Markets L L C [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party				$ 1,500
Unsecured Debt
Related Party Transaction [Line Items]
Debt instrument, Term						5 years
Issuance Of First Unsecured Debt | Unsecured Debt
Related Party Transaction [Line Items]
Long term note payable issued for shares repurchased						$ 10,000
Issuance Of Second Unsecured Debt | Unsecured Debt
Related Party Transaction [Line Items]
Long term note payable issued for shares repurchased						$ 1,200
Class A Common Stock | Chief Executive Officer
Related Party Transaction [Line Items]
Number of shares repurchased by the company						2,475,000
Class A Common Stock | Director
Related Party Transaction [Line Items]
Number of shares repurchased by the company						300,000
Fifth Amendment Term Loan And Revolving Credit Facility
Related Party Transaction [Line Items]
Debt issuance costs paid to related party		$ 800			$ 1,500	$ 2,000	$ 6,500
Amended Revolving Credit Facility
Related Party Transaction [Line Items]
Proceeds from long term line of credit facility	250,000
Line of credits facility maximum borrowing capacity	$ 600,000		$ 150,000					$ 50,000
Interest rate			2.50%